Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net (Loss) Income	$ (44,434)	$ (202,564)	$ 160,603
Non-cash items:
Depreciation and amortization	29,992	79,416	89,170
Write-down and loss on sale of assets (note15)	44,973	88,098	45,164
Unrealized (gain) loss on derivative instruments (note 8)		(599)	1,948
Equity income	(46)	2,061	(5,174)
Income tax recovery (note 10)	2,187	(2,222)	(11,747)
Other		1,075	3,827
Change in operating assets and liabilities		(25,118)	72,629
Expenditures for dry docking		(23,313)	(9,405)
Net operating cash flow		(84,107)	347,811
FINANCING ACTIVITIES
Proceeds from short-term debt (note 5)		35,000	235,000
Prepayments of short-term debt (note 5)		(25,000)	(265,000)
Proceeds from long-term debt, net of issuance costs (note 6)		221,167	544,872
Scheduled repayments of long-term debt (note 6)		(8,422)	(10,366)
Prepayments of long-term debt (note 6)		(80,000)	(882,495)
Proceeds from financing related to sales and leaseback of vessels (note 7)		72,065	0
Scheduled repayments of obligations related to finance leases (note 7)		(12,783)	(18,716)
Prepayment of obligations related to finance leases (note 7)		(185,514)	0
Other		(225)	(562)
Net financing cash flow		16,288	(397,267)
INVESTING ACTIVITIES
Proceeds from sale of assets (2020 - net of cash sold of $2.1 million) (note 15)		44,675	85,892
Expenditures for vessels and equipment		(15,168)	(8,881)
Loan repayments from equity-accounted joint venture		1,500	4,650
Net investing cash flow		31,007	81,661
(Decrease) increase in cash, cash equivalents and restricted cash		(36,812)	32,205
Cash, cash equivalents and restricted cash, beginning of the period		103,146	96,790
Cash, cash equivalents and restricted cash, end of the period	128,995	66,334	128,995
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 2,100		2,100
Freight Tax [Member]
Non-cash items:
Income tax recovery (note 10)		$ (3,163)	$ (10,951)